Write-down and Loss on Sale of Assets (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets	$ 9,400,000
Proceeds from Sale of Property, Plant, and Equipment	68,400,000	$ 56,700,000
Operating Lease, Impairment Loss	1,100,000	700,000	$ 2,900,000
Gain (loss) on sale and (write-down) of assets (note 19)	$ 8,888,000	(92,368,000)	(69,446,000)
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of Vessels agreed to be sold | vessel	1
Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 4,600,000
Number of Vessels agreed to be sold | vessel		2
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			1,600,000
Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 85,000,000
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		3
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 65,400,000
Number Of Vessels Impaired | vessel		4	9
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ 2,600,000
Number Of Vessels Sold | vessel			3
Aframax Tanker
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		$ 2,100,000
LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	3	4	2
Number Of Vessels	1	2
Reversal of Asset Impairment Charges	$ 600,000
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel	1
Suezmax, LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number of Vessels held for sale | vessel		3
Ship to Ship Transfer Business | Ship To Ship Transfer [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Business			$ 3,100,000
Proceeds from business divestiture			27,100,000
Proceeds From Divestiture of Business Adjustment			$ 1,100,000